ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.2%
Beverages	4.0%
Molson Coors Brewing Co. - Class B		1,538,009	$86,128,504

Computers & Peripherals	5.2%
Apple Inc.		562,941	111,417,283

Diversified Financials	8.9%
S&P Global Inc.		519,930	118,434,855
Western Union Co.		3,776,231	75,109,234

			193,544,089

Health Care Equipment & Supplies	0.6%
Alcon Inc.(a)		203,543	12,568,707

Hotels, Restaurants & Leisure	3.4%
Chipotle Mexican Grill Inc.(a)		100,497	73,652,241

Information Services	4.8%
Equifax Inc.		772,244	104,438,279

Internet Software & Services	8.4%
Booking Holdings Inc.(a)		54,014	101,260,586
eBay Inc.		2,028,328	80,118,956

			181,379,542

IT Services	5.1%
Accenture PLC - Class A		600,269	110,911,703

Media	9.4%
Fox Corp. - Class A		2,632,289	96,447,069
News Corp. - Class A		6,056,973	81,708,566
News Corp. - Class B		1,792,404	25,021,960

			203,177,595

Pharmaceuticals	12.1%
Johnson & Johnson		1,212,528	168,880,900
Novartis AG - REG		1,017,625	92,985,198

			261,866,098

Retail	2.2%
Tiffany & Co.		513,883	48,120,004

Software	14.8%
Electronic Arts Inc.(a)		754,656	76,416,466
Microsoft Corp.		1,270,383	170,180,507
Oracle Corp.		1,282,196	73,046,706

			319,643,679

Tobacco	11.0%
Altria Group Inc.		1,141,243	54,037,856
British American Tobacco PLC		1,324,524	46,240,363
Imperial Brands PLC		2,187,850	51,312,606
Philip Morris International Inc.		1,085,391	85,235,756

			236,826,581

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Toys/Games/Hobbies	4.3%
Nintendo Co. Ltd.		252,200	$92,374,697

TOTAL COMMON STOCKS (Cost $1,618,456,393)			2,036,049,002

TOTAL INVESTMENTS (Cost $1,618,456,393)	94.2%		2,036,049,002
NET OTHER ASSETS (LIABILITIES)	5.8%		125,297,677

NET ASSETS	100.0%		$2,161,346,679

(a)Non-income producing security.

Abbreviations:

REG – Registered

At June 30, 2019, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	80.5%
Switzerland	4.9
United Kingdom	4.5
Japan	4.3

Total	94.2%

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